Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Australia - 4.5%
Brambles Ltd.	921,359	$ 12,700,486
Coles Group Ltd.	782,688	13,267,298
CSL Ltd.	372,803	32,281,472
Fortescue Ltd.	3,250,786	42,340,095
JB Hi-Fi Ltd.	111,850	6,448,162
Origin Energy Ltd.	1,682,854	12,741,359
Sonic Healthcare Ltd.	490,263	7,541,128
Telstra Group Ltd.	8,040,544	28,401,820
		155,721,820

Canada - 2.6%
Canadian Natural Resources Ltd.	1,443,370	68,757,890
Nutrien Ltd.	304,072	20,987,985
		89,745,875

China - 0.3%
Shenzhou International Group Holdings Ltd.	1,738,813	9,884,255

Finland - 0.6%
Kone Oyj - Class B	352,729	20,378,144

France - 9.4%
Capgemini SE	108,093	12,776,361
Danone SA	426,561	33,212,328
Orange SA	2,181,914	41,691,342
Publicis Groupe SA	205,173	21,913,448
Sanofi SA	734,872	63,107,183
TotalEnergies SE	740,432	65,249,615
Veolia Environnement SA	599,682	23,836,804
Vinci SA	426,828	60,318,698
		322,105,779

Germany - 7.6%
BASF SE	744,618	43,276,268
Daimler AG	1,193,628	64,320,664
Daimler Truck Holding AG	674,723	38,078,095
Deutsche Post AG	777,817	51,807,228
Deutsche Telekom AG	2,071,068	63,909,616
		261,391,871

Hong Kong - 7.0%
Budweiser Brewing Co. APAC Ltd. (a)	16,353,149	13,720,764
Cathay Pacific Airways Ltd.	8,538,261	15,895,467
Chow Tai Fook Jewellery Group Ltd.	8,986,074	14,173,944
CK Hutchison Holdings Ltd.	2,546,228	23,896,050
CK Infrastructure Holdings Ltd.	2,274,620	18,156,586
CLP Holdings Ltd.	2,158,323	21,494,061
Galaxy Entertainment Group Ltd.	4,125,153	17,989,421
Hong Kong & China Gas Co. Ltd.	18,764,394	16,820,576
Jardine Matheson Holdings Ltd.	216,144	14,354,123
Orient Overseas International Ltd.	804,355	15,702,687

Power Assets Holdings Ltd.	2,087,911	15,721,099
SITC International Holdings Co. Ltd.	3,478,623	17,511,991
Swire Pacific Ltd. - Class A	1,204,851	15,286,478
WH Group Ltd. (a)	17,058,660	18,380,301
		239,103,548

Ireland - 3.8%
Accenture PLC - Class A	370,966	61,550,679
Medtronic PLC	809,662	69,137,038
		130,687,717

Italy - 4.2%
Enel SpA	5,935,555	67,070,081
Eni SpA	2,429,166	67,172,593
PRADA SpA	2,052,191	11,320,231
		145,562,905

Japan - 12.7%
Asahi Group Holdings Ltd.	1,130,325	11,839,267
Astellas Pharma, Inc.	1,315,983	18,213,096
Bridgestone Corp.	890,459	22,190,817
Canon, Inc.	660,469	18,381,300
Chugai Pharmaceutical Co. Ltd.	1,229,807	53,581,108
Denso Corp.	1,908,591	23,601,727
Japan Tobacco, Inc.	1,443,308	64,724,569
Kawasaki Kisen Kaisha Ltd.	538,037	9,637,695
KDDI Corp.	2,326,176	42,706,138
Kirin Holdings Co. Ltd.	475,186	8,819,486
Komatsu Ltd.	564,624	24,819,963
Nippon Yusen KK	468,088	17,975,662
SoftBank Corp.	40,593,763	56,997,873
Subaru Corp.	754,469	12,876,783
Suntory Beverage & Food Ltd.	182,995	5,290,701
Takeda Pharmaceutical Co. Ltd.	1,327,461	45,996,622
		437,652,807

Macao - 0.4%
Sands China Ltd.	7,814,953	14,668,483

Mexico - 0.4%
Fresnillo PLC	452,693	15,100,342

Netherlands - 1.6%
Koninklijke Ahold Delhaize NV	580,283	22,992,105
Koninklijke Philips NV	677,686	17,770,707
Wolters Kluwer NV	170,768	13,367,004
		54,129,816

New Zealand - 0.2%
Meridian Energy Ltd.	2,097,041	7,040,988

Poland - 1.4%
ORLEN SA	1,238,242	49,070,268

Singapore - 1.1%
Jardine Cycle & Carriage Ltd.	388,578	8,908,100
Singapore Airlines Ltd.	2,379,306	14,285,669

Wilmar International Ltd.	4,901,230		15,019,560
			38,213,329

South Korea - 1.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	48,400		13,053,097
HMM Co. Ltd.	718,147		10,552,837
Hyundai Glovis Co. Ltd.	43,917		6,160,763
Kia Corp.	347,005		32,103,500
			61,870,197

Spain - 3.3%
Aena SME SA (a)	1,012,509		31,150,890
Endesa SA	685,763		33,497,758
Naturgy Energy Group SA	1,467,181		48,996,831
			113,645,479

Switzerland - 4.9%
Nestle SA	682,342		68,373,462
Novartis AG	445,101		69,701,016
Swisscom AG	38,722		29,791,681
			167,866,159

Thailand - 0.3%
Thai Beverage PCL	28,159,985		10,100,661

United Kingdom - 13.0%
BP PLC	9,059,935		67,462,925
British American Tobacco PLC	1,123,138		69,176,267
Diageo PLC	1,792,715		39,491,532
GSK PLC	2,552,457		66,444,792
Imperial Brands PLC	902,126		34,347,367
Reckitt Benckiser Group PLC	588,842		41,585,111
Tesco PLC	3,952,103		26,072,865
Unilever PLC	1,181,006		75,494,103
Vodafone Group PLC	16,468,350		26,156,972
			446,231,934

United States - 17.7%
Altria Group, Inc.	915,991		62,589,665
AT&T, Inc.	2,906,609		67,578,659
Bristol-Myers Squibb Co.	1,154,625		75,408,559
Chevron Corp.	353,024		69,485,714
Comcast Corp. - Class A	2,776,045		66,514,038
PepsiCo, Inc.	465,929		65,025,051
Pfizer, Inc.	2,539,373		63,509,719
Philip Morris International, Inc.	370,883		70,771,894
Verizon Communications, Inc.	1,457,464		68,223,890
			609,107,189
TOTAL COMMON STOCKS (Cost $2,952,138,648)			3,399,279,566

PREFERRED STOCKS - 0.6%	Shares		Value
Germany - 0.6%
Henkel AG & Co. KGaA, 0.00%	239,411		20,876,924
TOTAL PREFERRED STOCKS (Cost $19,323,921)			20,876,924

TOTAL INVESTMENTS - 99.4% (Cost $2,971,462,569)			3,420,156,490
Other Assets in Excess of Liabilities - 0.6%		0.00623	21,429,601

TOTAL NET ASSETS - 100.0%	$ 3,441,586,091

Percentages are stated as a percent of net assets.

PCL - Public Company Limited

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $63,251,955 or 1.8% of the Fund’s net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Global Cash Cows Dividend ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,399,279,566	$ –	$ –	$ 3,399,279,566
Preferred Stocks	20,876,924	–	–	20,876,924
Total Investments	$ 3,420,156,490	$ –	$ –	$ 3,420,156,490

Refer to the Schedule of Investments for further disaggregation of investment categories.